CONDENDSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Total	Class A/B	Subordinate Voting Shares	Super Voting Shares	Share Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2018		28,497,000
Balance, amount at Dec. 31, 2018	$ 32,640,000				$ 54,333,000	$ (21,693,000)
Net loss	(49,934,000)					(49,934,000)
Adoption of lease accounting standard	(847,000)					(847,000)
Issuance of subordinate voting shares in exchange for Class A/B shares, net, shares		(28,497,000)	28,497,000
Private placement in connection with reverse takeover, net, shares			3,433,000
Private placement in connection with reverse takeover, net, amount	$ 36,762,000				36,762,000
Shares issued to acquiree in connection with reverse takeover, shares	1,513,000		130,000
Shares issued to acquiree in connection with reverse takeover, amount	$ 1,513,000				1,513,000
Issuance of super voting shares, shares				203,000
Issuance of super voting shares, amount	40,000				40,000
Share-based Compensation Expense, Shares			659,000
Share-based Compensation Expense, Amount	3,385,000				3,385,000
Exercise of options, shares			125,000
Exercise of options, amount	127,000				127,000
Balance, Shares at Dec. 31, 2019			32,844,000	203,000
Balance, Amount at Dec. 31, 2019					96,160,000	(72,474,000)
Net loss	(21,910,000)					(21,910,000)
Shares Issued In Connection With Conversion Of Convertible Debentures, Shares			375,000
Shares Issued In Connection With Conversion Of Convertible Debentures, Amount	75,000				75,000
Issuance Of Shares Associated With Acquisitions, Shares			150,000
Share-based Compensation Expense, Shares			248,000
Share-based Compensation Expense, Amount	2,200,000				2,200,000
Shares issued in connection with convertible debenture offering, shares			250,000
Shares issued in connection with convertible debenture offering, amount	62,000				62,000
Shares issued in connection with subordinate voting share offering, shares			23,000,000
Shares issued in connection with subordinate voting share offering, amount	25,021,000				25,021,000
Issuance of stock options associated with acquisitions	116,000				116,000
Issuance of shares associated with acquisitions, amount	179,000				179,000
Issuance of stock warrants	1,556,000				1,556,000
Reduction in super voting share purchase price	(39,000)				(39,000)
Exercise of warrants, shares			750,000
Exercise of warrants, amount	210,000				210,000
Balance, Shares at Dec. 31, 2020			57,617,000	203,000
Balance, Amount at Dec. 31, 2020	31,156,000				125,540,000	(94,384,000)
Net loss	(6,719,000)					(6,719,000)
Shares Issued In Connection With Conversion Of Convertible Debentures, Shares			1,390
Shares Issued In Connection With Conversion Of Convertible Debentures, Amount	277				277
Issuance Of Shares Associated With Acquisitions, Shares			22,644
Issuance Of Shares Associated With Acquisitions, Amount	34,237				34,237
Exercise Of Warrants, Shares			1,324
Exercise Of Warrants, Amount	665				665
Share-based Compensation Expense, Shares			246
Share-based Compensation Expense, Amount	287				287
Balance, Shares at Mar. 31, 2021			83,221,000	203,000
Balance, Amount at Mar. 31, 2021	59,903,000				161,006,000	(101,103,000)
Balance, shares at Dec. 31, 2020			57,617,000	203,000
Balance, amount at Dec. 31, 2020	31,156,000				125,540,000	(94,384,000)
Net loss	(24,677,000)					(24,677,000)
Shares Issued In Connection With Conversion Of Convertible Debentures, Shares			2,580,000
Shares Issued In Connection With Conversion Of Convertible Debentures, Amount	514,000				514,000
Issuance Of Shares Associated With Acquisitions, Shares			30,641,000
Share-based Compensation Expense, Shares			1,290,000
Share-based Compensation Expense, Amount	$ 1,355,000				1,355,000
Exercise of options, shares	165,000		167,000
Exercise of options, amount	$ 48,000				48,000
Issuance of shares associated with acquisitions, amount	43,259,000				43,259,000
Exercise of warrants, shares			1,511,000
Exercise of warrants, amount	718,000				718,000
Issuance of shares associated with subordinate voting share offering, shares			18,000,000
Issuance of shares associated with subordinate voting share offering, amount	17,934,000				17,934,000
Balance, Shares at Dec. 31, 2021			111,806,000	203,000
Balance, Amount at Dec. 31, 2021	70,307,000				189,368,000	(119,061,000)
Net loss	(4,057,000)					(4,057,000)
Share-based Compensation Expense, Shares			220
Share-based Compensation Expense, Amount	$ 161				161
Exercise of options, shares	0
Balance, Shares at Mar. 31, 2022			112,026,000	203,000
Balance, Amount at Mar. 31, 2022	$ 66,411,000				$ 189,529,000	$ (123,118,000)